Deposits	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Deposits
Note 4: Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	January 31, 2025	October 31, 2024
Amortized cost deposits by:
Banks (4)	$5,081	$2,439	$1,831	$23,265	$32,616	$32,546
Business and government	74,069	41,832	212,611	249,857	578,369	575,019
Individuals	3,967	35,796	150,192	139,246	329,201	320,767
Total amortized cost deposits	83,117	80,067	364,634	412,368	940,186	928,332
Deposits at FVTPL	-	-	-	56,646	56,646	54,108
Total (5)	$83,117	$80,067	$364,634	$469,014	$996,832	$982,440
Booked in:
Canada	$72,647	$68,057	$151,640	$326,995	$619,339	$618,141
United States	10,402	12,009	211,102	93,808	327,321	314,066
Other countries	68	1	1,892	48,211	50,172	50,233
Total	$83,117	$80,067	$364,634	$469,014	$996,832	$982,440

(1)	Includes $46,979 million of non-interest bearing deposits as at January 31, 2025 ($44,617 million as at October 31, 2024).
(2)
Includes $64,536 million of senior unsecured debt as at January 31, 2025 subject to the Bank Recapitalization
(Bail-In)
regime ($65,986 million as at October 31, 2024). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $29,063 million as at January 31, 2025 ($29,136 million as at October 31, 2024) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)	Includes regulated and central banks.
(5)
Includes $539,423 million of deposits denominated in U.S. dollars as at January 31, 2025 ($521,160 million as at October 31, 2024), and $55,039 million of deposits denominated in other foreign currencies ($54,397 million as at October 31, 2024).

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at January 31, 2025	$277,246	$82,792	$48,203	$408,241
As at October 31, 2024	285,555	77,313	48,086	410,954
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at January 31, 2025	$52,532	$46,585	$48,980	$129,149	$277,246
As at October 31, 2024	63,442	33,704	62,674	125,735	285,555